Consolidated Statements of Shareholders’ Equity Statement - USD ($) $ in Thousands	Total	Ordinary shares	Deferred Shares	Deferred B shares	Deferred C Shares	Common shares Ordinary shares	Common shares Deferred Shares	Common shares Deferred B shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Sep. 30, 2015	$ 10,501					$ 0	$ 0	$ 0	$ 0	$ 27,835	$ (1,709)	$ (15,625)
Beginning balance (shares) at Sep. 30, 2015						6,713,663	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance, net of issuance cost	33,421									33,421
Issuance, net of issuance cost (shares)						7,207,881
Share-based compensation expense	2,257									2,257
Unrealized loss on foreign currency translation	(2,942)										(2,942)
Net loss	(12,550)											(12,550)
Ending, balance at Sep. 30, 2016	$ 30,687					$ 0	$ 0	$ 0	$ 0	63,513	(4,651)	(28,175)
Ending balance (shares) at Sep. 30, 2016	13,921,543					13,921,544	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance, net of issuance cost	$ 127,686					$ 1				127,685
Issuance, net of issuance cost (shares)						16,041,198
Share-based compensation expense	3,153									3,153
Unrealized loss on foreign currency translation	802										802
Net loss	(19,727)											(19,727)
Ending, balance at Sep. 30, 2017	$ 142,601					$ 1	$ 0	$ 0	$ 0	194,351	(3,849)	(47,902)
Ending balance (shares) at Sep. 30, 2017	29,962,741					29,962,742	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance, net of issuance cost	$ 156,803					$ 1		$ 118	$ 0	156,802
Issuance, net of issuance cost (shares)						10,183,440	34,425	88,893,548	1
Share-based compensation expense	6,765									6,765
Unrealized loss on foreign currency translation	(6,071)										(6,071)
Net loss	(44,751)											(44,751)
Ending, balance at Sep. 30, 2018	$ 255,465					$ 2	$ 0	$ 118	$ 0	$ 357,918	$ (9,920)	$ (92,653)
Ending balance (shares) at Sep. 30, 2018	129,074,156	40,146,182	34,425	88,893,548	1	40,146,182	34,425	88,893,548	1